Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	$ 0	$ 0
Current liabilities	0	0
Noncurrent liabilities	(49)	(75)
Net liability recognized	(49)	(75)
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	1	1
Current liabilities	0	0
Noncurrent liabilities	(2)	(2)
Net liability recognized	(1)	(1)
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0	0
Current liabilities	0	0
Noncurrent liabilities	(10)	(11)
Net liability recognized	$ (10)	$ (11)